U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Funds For Institutions Series
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Merrill Lynch Treasury Fund
    Merrill Lynch Institutional Fund
    Merrill Lynch Government Fund
    Merrill Lynch Institutional Tax-Exempt Fund
    Merrill Lynch Premier Institutional Fund


3.  Investment Company Act File Number:   811-5149

    Securities Act File Number:   33-14190


4.  Last day of fiscal year for which this notice is filed:

		    April 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


    Merrill Lynch Treasury Fund                                      		None
    Merrill Lynch Institutional Fund				None
    Merrill Lynch Government Fund                                        	None
    Merrill Lynch Institutional Tax-Exempt Fund                         	None
    Merrill Lynch Premier Institutional Fund  			None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Merrill Lynch Treasury Fund	                     		            None
    Merrill Lynch Institutional Fund				None
    Merrill Lynch Government Fund                   			None
    Merrill Lynch Institutional Tax-Exempt Fund		            None
    Merrill Lynch Premier Institutional Fund			None


9. Number and aggregate sale price of securities sold during the fiscal year:


    Merrill Lynch Treasury Fund	      3,277,418,270 shares  $ 3,277,418,270
    Merrill Lynch Institutional Fund    67,124,483,921 shares  $67,124,483,921
    Merrill Lynch Government Fund  13,658,666,165 shares   $13,658,666,165
    Merrill Lynch Institutional
	Tax-Exempt Fund	     5,129,231,992 shares   $5,129,231,992
    Merrill Lynch Premier
	Institutional Fund	    12,237,737,259 shares   $12,237,737,259

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Merrill Lynch Treasury Fund	     3,277,418,270  shares  $3,277,418,270
    Merrill Lynch Institutional Fund   67,124,483,921 shares   $ 67,124,483,921
    Merrill Lynch Government Fund  13,658,666,165 shares   $13,658,666,165
    Merrill Lynch Institutional
	Tax-Exempt Fund 	     5,129,231,992 shares  $ 5,129,231,992
    Merrill Lynch Premier
	Institutional Fund	   12,237,737,259 shares  $ 12,237,737,259


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Merrill Lynch Treasury Fund	     27,446,045 shares	   $ 27,446,045
    Merrill Lynch Institutional Fund 323,268,144 shares  $ 323,268,144
    Merrill Lynch Government Fund   92,067,429 shares  $ 92,067,429
    Merrill Lynch Institutional
	Tax-Exempt Fund	     26,648,229 shares	   $ 26,648,229
    Merrill Lynch Premier
	Institutional Fund	   32,118,561 shares	   $ 32,118,561

12.  Calculation of registration fee:

  A) Merrill Lynch Treasury Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 3,277,418,270

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 27,446,045

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 3,207,207,792

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 97,656,523
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  29,592.89


  B) Merrill Lynch Institutional Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 67,124,483,921
     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  323,268,144

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 68,867,606,220

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


  C) Merrill Lynch Government Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 13,658,666,165

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 92,067,429

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 13,376,732,157

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $  374,001,437
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 113,333.77


  D) Merrill Lynch Institutional Tax-Exempt Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 5,129,231,992

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 26,648,229

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 4,819,426,973

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 336,453,248
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 101,955.53

  D) Merrill Lynch Premier Institutional Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 12,237,737,259

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 32,118,561

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 9,445,822,751

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 2,824,033,069
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 855,767.60


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

		       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	June 23, 1997
			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Ira Shapiro
	   Ira Shapiro, Secretary


    Date June 23, 1997